Investments (Details Narrative) - USD ($)						12 Months Ended
	Jul. 22, 2021	Mar. 18, 2021	Mar. 15, 2021	Jan. 01, 2021	Dec. 19, 2020	Dec. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Apr. 01, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross						10,574,000
Stock Purchase Agreement [Member] | Impact Oncology PTE Ltd [Member]
Ordinary shares to purchase		2,480,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		250,000
Business Combination, Consideration Transferred		$ 2,480,000
Stock Purchase Agreement [Member] | Vivacitas Oncology Inc [Member]
Ordinary shares to purchase			500,000
Shares Issued, Price Per Share			$ 1.00						$ 1.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			1,500,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 1.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Description			This option will terminate upon one of the following events: (i) Vivacitas’ board of directors cancels this option because it is no longer in the best interest of the Company; (ii) December 31, 2022; or (iii) the date on which Vivacitas receives more than $1.00 per share of the Company’s common stock in a private placement with gross proceeds of $
Proceeds from Issuance of Private Placement			$ 500,000
Proceeds from Issuance of Common Stock							$ 120,000
Vivacitas Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	1,000,000
Stock Issued During Period, Value, Stock Options Exercised	$ 1,000,000
Increasing percentage of equity investment, rate								16.00%
Investment Owned, Net Assets, Percentage								100.00%
Investment Owned, Cost								$ 4,100,000
BioMed Technologies Asia Pacific Holdings Limited [Member] | Subscription Arrangement [Member]
Ordinary shares to purchase					525
Ordinary shares, percentage					4.99%
Stock Issued During Period, Value, New Issues					$ 632,000
Nano9, LLC. [Member] | Securities Purchase Agreement [Member]
Ordinary shares to purchase				1,000
Stock Issued During Period, Value, New Issues				$ 150,000
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest				10.00%